Performance Management - AB Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
•	how the Fund’s performance changed from year to year over ten years; and
•	how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund’s website at www.abfunds.com (click on “Investments—Mutual Funds”).
The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
The Fund commenced operations on April 22, 2016. The Fund acquired the assets and liabilities of the AllianceBernstein Income Fund, Inc., a closed‑end fund (the “Predecessor Fund”), effective at the close of business on April 21, 2016 (the “Reorganization”). The Fund has the same investment objective and similar investment strategies and policies as those of the Predecessor Fund. In addition, the Fund has higher expenses (including transfer agency and shareholder servicing fees), and a different advisory fee arrangement, than those of the Predecessor Fund.
Performance information prior to April 22, 2016 shown below reflects the historical performance of the Predecessor Fund based on its NAV. Such performance information may not be representative of performance the Fund would have achieved as an open‑end fund under its current investment strategies and policies and expense levels.
Effective April 6, 2026, the Fund made certain changes to its principal strategies (the changes included the replacement of its policy to limit investments in securities of U.S. and foreign governments and their agencies and instrumentalities and repurchase agreements relating to U.S. Government securities to 65% of its total assets with a policy to limit investments in investment grade fixed-income securities of various types to 65% of its total assets and the elimination of its policy to limit investments in non‑government fixed-income securities to 35% of its total assets). Accordingly, the performance shown below for periods prior to April 6, 2026 is based on the Fund’s prior principal strategies and may not be representative of the Fund’s performance under its current principal strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	how the Fund’s performance changed from year to year over ten years; andhow the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
Bar Chart Narrative [Text Block]	The annual returns in the bar chart are for the Fund’s Advisor Class shares. Shares of the Predecessor Fund were exchanged for Advisor Class shares of the Fund in the Reorganization.
Bar Chart [Heading]	Bar Chart
Bar Chart Closing [Text Block]	Calendar Year End (%) Best Quarter was up 7.71%, 2nd quarter, 2020; and Worst Quarter was down -7.28%, 2nd quarter, 2022.
Performance Table Heading	Performance TableAverage Annual Total Returns(For the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After‑tax returns:–Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	actual after‑tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and–Are not relevant to investors who hold fund shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After‑tax returns:–Are shown for Advisor Class shares only and will vary for the other Classes of shares because these Classes have different expense ratios;
Performance Availability Website Address [Text]	www.abfunds.com
Advisor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.71%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(7.28%)
Lowest Quarterly Return, Date	Jun. 30, 2022